Acquisitions and Other Transactions - Tocantinzinho Project (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions					12 Months Ended
	Jan. 29, 2024 USD ($)	Jul. 22, 2022 USD ($) shares	Jul. 22, 2022 CAD ($) $ / shares shares	Jul. 18, 2022 USD ($) oz $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 18, 2023 USD ($)	Dec. 18, 2023 CAD ($)	Feb. 23, 2023 USD ($)	Feb. 22, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 30, 2022 USD ($)	Dec. 30, 2022 CAD ($)	Jul. 18, 2022 $ / shares	Apr. 14, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Purchase price								$ 7,000	$ 13,700			$ 1,100	$ 1.5		$ 37,400
G Mining Ventures Corp, Tocantinzinho Project, Brazil
Disclosure of detailed information about business combination [line items]
Purchase price				$ 250,000
Secured term loan receivable				75,000
Share subscription		$ 27,500	$ 35.8	$ 27,500
Percentage of gold produced to be delivered until the threshold is met				12.50%
Deliveries of ounces of refined gold threshold | oz				300,000
Percentage of gold produced for the remaining mine life				7.50%
Percentage Of Spot Gold Price Receivable				20.00%
Notional amount				$ 75,000
Term of the loan				6 years
Term loan, availability period				3 years 6 months
Spread on variable rate (as a percent)				5.75%
Interest rate after completion of test				4.75%
Percentage of final repayment upon maturity				25.00%
Percentage of fee on undrawn amounts				1.00%
Percentage of original issue discount				2.00%
Warrants with fair value				$ 750
Number of securities into which the class of warrant or right may be converted | shares				11,500,000
Warrants and rights outstanding, term				5 years
Exercise price per common share | (per share)				$ 0.80										$ 1.90
Number of shares acquired | shares		44,687,500	44,687,500
Price per share | $ / shares			$ 0.80
G Mining Ventures Corp, Tocantinzinho Project, Brazil | Amount funded in connection with G Mining Ventures Term Loans
Disclosure of detailed information about business combination [line items]
Notional amount	$ 41,200
Percentage of original issue discount	2.00%
Amount of funding					$ 0
Debt issued	$ 800
Eskay Creek Royalty
Disclosure of detailed information about business combination [line items]
Purchase price						$ 41,800	$ 56.0			$ 19,900	$ 27.0	$ 21,000	$ 28.5